Employee Benefit Plan - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IKENA ONCOLOGY INC
Employer contributions to defined contribution savings plan	$ 0.4	$ 0.5